Share capital (Narrative) (Details) $ / shares in Units, $ in Thousands				1 Months Ended				12 Months Ended
		May 07, 2020 USD ($) shares	May 07, 2020 $ / shares	Jul. 20, 2021 USD ($) $ / shares shares	Oct. 16, 2020 USD ($)	Jun. 30, 2020 USD ($) shares	Mar. 17, 2020 USD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares
Shares reserved to meet outstanding stock options, warrants and deferred share units | shares								16,837,873	4,523,379
Proceeds from options exercises								$ 46	$ 185
Proceeds from public offering									17,795
Share issue costs									1,494
Share issue costs including cash costs									$ 108
Exercised options to purchase common stock | shares	[1]							150,438	203,595
Shares issued in public offering [Member]
Shares issued in public offering | shares				14,285,714
Shares issued price per share in public offering | $ / shares				$ 1.75
Proceeds from public offering				$ 25
Share issue costs including cash costs				$ 2,168
Warrants exercise price per share | $ / shares				$ 2.10
Conversion description				Each unit consisted of one common share and 0.75 of one common share purchase warrant
Warrants term				60 months
Warrants expiration date				July 20, 2026
Value allocated to the common shares issued				$ 18,557
Value allocated to the warrants				$ 6,443
Equity Distribution Agreement [Member]
Number of shares sold | shares						4,770,890	2,070,883		6,841,773
Gross proceeds from sale of shares						$ 24,500	$ 5,500		$ 30,000
Proceeds from public offering					$ 50,000	$ 2,450,000	$ 30,000
Share issue costs including cash costs					$ 295				$ 1,462
Equity Distribution Agreement [Member] | Equity Transaction [Member]
Number of shares sold | shares								556,694
Gross proceeds from sale of shares								$ 2,335
Shares issued in private placement [Member]
Shares issued in public offering | shares		8,770,005
Shares issued price per share in public offering | $ / shares			$ 2.86
Proceeds from public offering		$ 17,795
Share issue costs including cash costs		$ 108
Warrants exercise price per share | $ / shares			$ 3.72
Conversion description		Each unit consisted of one common share and 0.35 of one common share purchase warrant
Warrants term		24 months
Warrants expiration date		May 7, 2022
Value allocated to the common shares issued		$ 15,117
Value allocated to the warrants		$ 2,678

[1]	Of the 150,438 (2020 – 203,595) options exercised, 125,812 (2020 – 109,845) elected the cashless exercise, under which 58,787 shares (2020 – 68,336) were issued. These options would have otherwise been exercisable for proceeds of $235 (2020 - $180) on the exercise date.